Inventories	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Inventories

NOTE 6: — INVENTORIES

	March 31,
	2021	2020
Finished goods	$85,956	$63,686
Raw and packaging materials	60,299	49,970
Work in progress	28,185	34,084
Other	5,852	5,333
	$180,292	$153,073

As of March 31, 2021 and 2020, reserves recorded against inventories for slow-moving, short-dated, excess and obsolete inventory totaled $32,423 and $28,902, respectively.

As of March 31, 2021 and 2020, there were no pledges of inventory.